Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 28,448	$ 214,993	$ 56,050
Accounts receivable, related party		500,000
Prepaid expenses	84,166	30,000
Prepaid expenses, related party	35,000	35,000
Deferred service costs	61,228	21
Deferred offering costs	121,558
Related party loans receivable and related accrued interest		100,752
Subscription receipts in escrow	5,468,195
Total Current Assets	5,798,595	880,766	56,050
Investment, related party	37	37
Total Assets	5,798,632	880,803	56,050
Current Liabilities
Accounts payable and accrued expenses	363,504	131,303	49,013
Accounts payable and accrued expenses, related party	30,531	51,616
Loans payable, related party	200,000
Accrued interest on loans payable, related party	723
Total Current Liabilities	594,758	182,919	49,013
Convertible notes payable	500,325	500,325	145,325
Accrued interest on convertible notes	68,744	52,949	17,945
Total Liabilities	1,163,827	736,193	212,283
Commitments and Contingencies
Mezzanine Equity
Subscription receipts	5,468,195
Total Mezzanine Equity	5,468,195
Stockholders' Equity (Deficit)
Common stock, $0.001 par value, 75,000,000 shares authorized; 11,600,000 and 6,000,000 shares issued and outstanding as at March 31, 2018, December 31, 2017 and 2016, respectively	11,600	11,600	6,000
Additional paid-in-capital	870,536	826,018	63,717
Accumulated deficit	(1,715,526)	(693,008)	(225,950)
Total Stockholders' Equity (Deficit)	(833,390)	144,610	(156,233)
Total Liabilities and Stockholders' Equity (Deficit)	$ 5,798,632	$ 880,803	$ 56,050